Schedule of revenue by product type and customer type (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services	$ 23,954	₨ 1,817,392	₨ 1,097,862	₨ 6,265,274
Air Ticketing Services [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		1,150,474	893,039	2,609,518
Hotels And Packages Services [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		520,740	173,397	3,601,798
Other Services [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Rendering of services		₨ 146,178	₨ 31,426	₨ 53,958